Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation capitalized as contract assets	¥ 0.6	$ 0.1	¥ 0.0
Depreciation capitalized as development costs	¥ 26.1	$ 4.1	¥ 28.2